                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Alpha Equity Advisers, LLC
Address:          471 McLaws Circle, Suite 2
                  Williamsburg, VA  23185

Form 13F file number:  028-06095

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:    Garry M. Allen
Title:   President & Chief Investment Officer
Phone:   757-220-8355
Signature, Place, and Date of signing:

Garry M. Allen             Williamsburg, VA                August 9, 2001

Report Type (Check only one.):

[ X ]  13F HOLDINGS REPORT.
[   ]  13F NOTICE.
[   ]  13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:

         (None)
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:     $40,167,000.00



List of Other Included Managers:

         (None)
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
                           FORM 13F INFORMATION TABLE
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                       TITLE OF               VALUE     SHRS OR   SH/   PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER           CLASS        CUSIP  (x$1000)   PRN AMT   PRN   CALL   DISCRETION  MANAGERS     SOLE    SHARED    NONE
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
Air Products & Chems    Common      9158106    952      20,800    SH             SOLE                                    20,800
Alcan Aluminum Ltd      Common     13716105    853      20,300    SH             SOLE                                    20,300
Alcoa Inc Com           Common     13817101    872      21,800    SH             SOLE                                    21,800
American Express        Common     25816109    892      23,000    SH             SOLE                                    23,000
Amgen Inc               Common     31162100    837      13,800    SH             SOLE                                    13,800
Baxter International    Common     71813109    939      18,600    SH             SOLE                                    18,600
Biomet Inc              Common     90613100    985      20,500    SH             SOLE                                    20,500
Block H & R Inc         Common     93671105   1049      16,250    SH             SOLE                                    16,250
Boeing Company          Common     97023105    851      15,300    SH             SOLE                                    15,300
Canadian Pac Ltd        Common    135923100    907      23,400    SH             SOLE                                    23,400
Canadian National       Common    136375102    968      23,900    SH             SOLE                                    23,900
Caterpillar Inc         Common    149123101    966      19,300    SH             SOLE                                    19,300
Cephalon Inc            Common    156708109   1036      14,700    SH             SOLE                                    14,700
Deere & Co              Common    244199105    901      23,800    SH             SOLE                                    23,800
Ebay Inc Com            Common    278642103   1137      16,600    SH             SOLE                                    16,600
Forest Labs Inc         Common    345838106   1051      14,800    SH             SOLE                                    14,800
General Mtrs Corp       Common    370442832    857      41,100    SH             SOLE                                    41,100
Genzyme Corp General    Common    372917104   1061      17,400    SH             SOLE                                    17,400
Goodrich Corp           Common    382388106    889      23,400    SH             SOLE                                    23,400
Illinois Tool Works     Common    452308109    962      15,200    SH             SOLE                                    15,200
Ingersoll Rand Co       Common    456866102    849      20,600    SH             SOLE                                    20,600
Intel Corp              Common    458140100    895      30,600    SH             SOLE                                    30,600
Intl Business           Common    459200101    948       8,350    SH             SOLE                                     8,350
Linear Technology       Common    535678106    783      17,700    SH             SOLE                                    17,700
Medimmune Inc           Common    584699102   1175      24,900    SH             SOLE                                    24,900
Minnesota Mining &      Common    604059105    890       7,800    SH             SOLE                                     7,800
Norfolk Southern        Common    655844108    922      44,450    SH             SOLE                                    44,450
Nucor Corp Com          Common    670346105    904      18,500    SH             SOLE                                    18,500
Paccar Inc              Common    693718108   1034      20,100    SH             SOLE                                    20,100
Schering-Plough Corp    Common    806605101    812      22,400    SH             SOLE                                    22,400
State Str Corp Com      Common    857477103    901      18,200    SH             SOLE                                    18,200
Textron Inc             Common    883203101    947      17,200    SH             SOLE                                    17,200
Tyco Intl Ltd New       Common    902124106   1003      18,400    SH             SOLE                                    18,400
United Technologies     Common    913017109    875      11,950    SH             SOLE                                    11,950
Aol Time Warner Inc     Common    00184A105   1026      19,350    SH             SOLE                                    19,350
Burlington Northern     Common    12189T104    956      31,550    SH             SOLE                                    31,550
Glaxo Smithkline PLC    Common    37733W105    939      16,700    SH             SOLE                                    16,700
Mbna Corp               Common    55262L100    884      26,800    SH             SOLE                                    26,800
Maxim Integrated        Common    57772K101    783      17,700    SH             SOLE                                    17,700
Mellon Finl Corp        Common    58551A108    963      21,500    SH             SOLE                                    21,500
Protein Design Labs     Common    74369L103   1032      11,900    SH             SOLE                                    11,900
Amdocs Limited Shs      Common    G02602103    840      15,600    SH             SOLE                                    15,600
Asm Lithography         Common    N07059111    841      37,800    SH             SOLE                                    37,800